Fair Value Measurements (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 399,651,757	$ 294,360,689
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	386,280,305	282,200,396
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	386,280,305	282,200,396
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	365,478,926	263,628,925
Mutual funds | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	365,478,926	263,628,925
Mutual funds | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	365,478,926	263,628,925
Mutual funds | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Mutual funds | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	19,961,275	17,827,600
Common stock | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	19,961,275	17,827,600
Common stock | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	19,961,275	17,827,600
Common stock | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Common stock | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Self-directed brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	840,104	743,871
Self-directed brokerage account | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	840,104	743,871
Self-directed brokerage account | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	840,104	743,871
Self-directed brokerage account | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Self-directed brokerage account | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Investments in collective investment trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	13,371,452	12,160,293
Investments in collective investment trusts | NAV
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 13,371,452	$ 12,160,293